EXHIBIT 99.33

DIGITAL RISK EXCEPTION REPORT

Loan Number	Verus Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
xxxxxx	748884	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) are incomplete: Page 9 and 10 of the Security Instrument were not included in the loan file. Response 1 (11/23/2020 9:03AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient- The current hazard insurance policy on the subject property has insufficient coverage. The subject is an investment property in which rent-loss coverage at actual loss or in an amount not less than 6 months PITIA is required. The hazard insurance policy does not reflect rent loss coverage. Response 1 (11/22/2020 2:29PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
xxxxxx	748270	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- There are additional observations. The application date was xxxxxx. The subject was a 2 unit rental property with 2 lease agreements in the file. According to Investor guidelines , a written attestation by the landlord affirming the tenants are current on their rent and have not requested a rent forbearance or equivalent in the past 60 days as of the date of the underwriting approval, is required. The referenced attestation was not provided. Response 1 (11/05/2020 6:12PM) Document received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	748880	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed for the Ethnicity section. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13. Response 1 (11/19/2020 12:09PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount-

The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.

(Clear) Appraisal - Other-

There are additional appraisal findings. The subject property was located in xxxxxx which was declared a disaster area due to xxxxxx on xxxxxxx. The appraisal in file was completed on xxxxxx which was prior to the disaster declaration; therefore a re-cert of the property is required.

Response 1 (12/14/2020 5:02PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. Per the appraiser, the subject property did not have CO Detectors as required by xxxxxx law.

Response 1 (12/18/2020 11:30AM)
Documentation received is sufficient. (Resolved)

											3	1	1	1	4	1	3	1	C	A	A	A	C	A	D	A	C	A	A	A	C	A	D	A
xxxxxx	748889	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Sales Contract - Missing/Incomplete- The sales contract is missing from the file. Response 1 (11/25/2020 2:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	751065	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751028	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves- Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. It should be noted that there is an illegible bank statement in the file from what look like a xxxxxx Bank checking and savings account. The date and amount on the aforementioned bank statement are illegible. Response 1 (01/28/2021 9:04AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	751049	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Initial Application - Missing- The Initial application provided in the loan file is illegible. Response 1 (02/12/2021 8:36AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
xxxxxx	751034	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	For additional clarification, exception was made in lieu of providing cost breakdown of improvements. It should be noted that the property underwent an extensive remodel with quality improvements.

The loan amount exceeds maximum allowable under the guidelines. The lender guidelines state that if the borrower owned the subject property for less than 12 months, the loan amount will be limited to 100% of the acquisition cost plus the costs of documented improvements. According to the chain of title in the loan file, the subject property was purchased by the borrower on xxxxxxx for xxxxxxx. The loan-to-value was based on the appraised value of xxxxxx and loan amount of xxxxxxx; however, the loan file did not contain documentation supporting the improvements and the increase in value as required.

Response 1 (02/08/2021 4:20PM)
The documented monetary cost breakdown of the referenced improvements was not provided. (Upheld)

Response 2 (02/12/2021 12:38PM)
Photos and appraisal does not document the dollar amount of improvements made. (Upheld)

Response 3 (02/23/2021 9:16AM)
Documentation and explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	750642	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx whichsupports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751029	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751061	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751062	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751066	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751071	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751080	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751083	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751090	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	751076	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Initial Application - Missing- The Initial application is illegible. Response 1 (03/12/2021 12:17PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	751084	xxxxxx	xxxxxx	xxxxxx	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Loan Amount-

The loan amount exceeds maximum allowable under the guidelines. The Lender's guidelines state that on a refinance the borrower has owned for less than 12 months, the loan amount will be limited to 100% of the acquisition cost plus the cost of documented improvements or 90% of the acquisition cost plus the cost of documented improvements. As per appraisal, the owner has updated the kitchen, bathrooms, new flooring, and paint throughout all three floors. However, the loan file did not contain documented cost of improvements. The property was acquired on xxxxxx for xxxxxx. Without documented cost of improvements, the maximum loan amount allowed per guidelines is $87,500. The loan amount exceeds maximum allowable under the guidelines.

Response 1 (03/11/2021 6:44AM)
Exception received is sufficient. (Resolved)

(Clear) Initial Application - Missing-

The Initial application in the loan file is illegible.

Response 1 (03/11/2021 6:40AM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL - Missing-

The Fraud report in file is not completely legible.

Response 1 (03/11/2021 6:41AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.	768 Score. Quality improvements from extensive remodel.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A